Subordinated liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Subordinated liabilities [abstract]
Schedule of subordinated liabilities detail, by currency of issue
The detail, by currency of issue, of Subordinated liabilities, deposits and marketable debt securities, in the consolidated balance sheets is as follows:

				2023
	EUR million			Outstanding issue amount in foreign currency (million)	Annual interest rate (%)
Currency of issue	2023	2022	2021
Euro	13,684	12,940	13,857	13,684	3.81%
US dollar	11,300	8,438	8,236	12,490	6.17%
Pound sterling	1,353	1,358	1,535	1,174	4.30%
Brazilian real	2,518	1,127	879	13,509	13.72%
Other currencies	2,057	2,063	1,689
Balance at end of year	30,912	25,926	26,196

Schedule of changes in subordinated liabilities
The movement in the balance of subordinated liabilities in the last three years were as follows:

EUR million
	2023	2022	2021
Balance at beginning of year	25,926	26,196	21,880
Net inclusion of entities in the Group	(40)	—	—
IssuancesA	7,007	119	5,340
Of which:
Banco Santander, S.A.	5,610	—	4,469
Banco Santander (Brasil) S.A.	1,112	—	871
Banque Stellantis France	150	—	—
Banco Santander - Chile	—	113	—
Redemptions and repurchasesA	(1,781)	(1,040)	(1,500)
Of which:
Banco Santander, S.A.	(1,000)	(889)	(1,500)
Santander UK plc	(702)	(98)	—
Banque Stellantis France	(78)	—	—
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	—	(52)	—
Exchange differences and other movements	(200)	651	476
Balance at end of year	30,912	25,926	26,196
A.The balance relating to issuances, redemptions and repurchases (EUR 5,226 million), together with the interest paid in remuneration of these issuances including PPCC (EUR 1,150 million), is included in the cash flow from financing activities.